PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Reconciliation of Total Liability for Environmental Rehabilitation

The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2013	December 31, 2012
Opening balance	158.6	140.8
(Decrease)/increase in liabilities	(7.1)	11.8
Liabilities settled	(1.1)	—
Accretion of liability	14.0	14.3
Translation	(27.5)	(8.3)

Closing balance	136.9	158.6